                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07117

Morgan Stanley Limited Duration Fund
                   (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                         (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: April 30, 2005

Date of reporting period: April 30, 2005


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY LIMITED DURATION FUND PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
For the year ended April 30, 2005

TOTAL RETURN FOR THE 12 MONTHS ENDED APRIL 30, 2005

        MORGAN   LEHMAN BROTHERS             LIPPER
       STANLEY          1-5 YEAR   SHORT INVESTMENT
       LIMITED       U.S. CREDIT         GRADE DEBT
 DURATION FUND          INDEX(1)     FUNDS INDEX(2)
 -------------   ---------------   ----------------
          1.20%             2.08%              1.69%

THE FUND'S TOTAL RETURN FIGURE ASSUMES THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

The reporting period opened on a positive note following a string of strong economic data. Investor sentiment reflected anticipation that the Federal Open Market Committee (the Fed) would raise interest rates. This indeed proved to be the case. Beginning in June, the Fed began a series of increases to the federal funds rate, which brought the rate to 2.75 percent at the close of the reporting period.

Continued softness in the economy pushed yields on intermediate and longer-maturity securities lower in the third and into the fourth quarter of 2004. The market's concerns were fueled by continued weakness in employment growth, anxiety about the U.S trade deficit and budget deficit, steady rises in oil prices and uncertainty over the outcome of the U.S. presidential election. The climate changed in November, however, when a surprisingly strong increase in non-farm payrolls and in producer and consumer price indices pushed rates higher. This improved sentiment continued well into the first quarter of 2005 as rates continued to rise.

Against this backdrop, the yield curve flattened overall. Short- and intermediate-term yields rose across the U.S. Treasury curve, while longer term (10 years and longer) yields declined.

Performance among U.S. government and mortgage sectors varied during the period. Treasuries and agencies posted the least impressive performance among the major fixed-income sectors, due to their relative lack of yield and greater sensitivity to changes in interest rates. Higher coupon mortgage-backed securities, which tend to be less sensitive to rising interest rates, outperformed their lower-coupon peers during the period.

Generally, corporate issues performed well due to investors' desire for higher-yielding securities. Nevertheless, corporate yield spreads widened during the first four months of 2005, most notably within the auto sector. General Motors' (GM) lowered earnings guidance for the balance of 2005 took a toll on its bonds, and also cast a shadow across the auto and auto-related industry.

PERFORMANCE ANALYSIS

Morgan Stanley Limited Duration Fund underperformed both the Lehman Brothers 1-5 Year U.S. Credit Index and the Lipper Short Investment Grade Debt Funds Index for the 12 months ended April 30, 2005.

Within the government sector, performance was varied. The Fund's emphasis on higher-coupon, slow-prepaying mortgage issues benefited the Fund as rates rose during the bulk of the period. Because of this focus, the Fund was less susceptible to market volatility. However, an underweight to the agency sector detracted slightly from relative performance as spreads tightened. Additionally, the Fund's U.S. Treasuries generated more muted performance due to their relative lack of yield.

Within the corporate debt sector, the Fund gained from its emphasis on insurance companies, which outperformed for the period. Strong security selection in the energy sector further enhanced returns. Additionally, a benchmark-neutral weighting in the auto sector benefited relative performance in 2005. On the upside, the portfolio's exposure to medium-quality issues benefited relative performance during the majority of the period.

Overall, paper, gaming and lodging, and energy credits remain the emphasis of the portfolio's medium-quality corporate holdings. Within the high-quality segment, our sole overweight relative to the benchmark is in the insurance area.

Throughout the reporting period, we managed the Fund's overall duration*, or interest-rate sensitivity, to be in line with ("neutral") or below that of its benchmark. The defensive, below-benchmark duration was beneficial as interest rates rose across the short and intermediate-portions of the curve. The neutral position benefited relative performance during periods when rates declined.

* A MEASURE OF THE SENSITIVITY OF A BOND'S PRICE TO CHANGES IN INTEREST RATES, EXPRESSED IN YEARS. EACH YEAR OF DURATION REPRESENTS AN EXPECTED 1 PERCENT CHANGE IN THE PRICE OF A BOND FOR EVERY 1 PERCENT CHANGE IN INTEREST RATES. THE LONGER A BOND'S DURATION, THE GREATER THE EFFECT OF INTEREST-RATE MOVEMENTS ON ITS PRICE. TYPICALLY, FUNDS WITH SHORTER DURATIONS PERFORM BETTER IN RISING-INTEREST-RATE ENVIRONMENTS, WHILE FUNDS WITH LONGER DURATIONS PERFORM BETTER WHEN RATES DECLINE.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE FUND IN THE FUTURE.

  PORTFOLIO COMPOSITION**

  Corporate Bonds                             49.7%
  Asset-Backed Securities                     19.8
  U.S. Government Agencies -- Bonds           12.7
  Mortgage-Backed Securities                   8.5
  U.S. Treasury Notes                          5.0
  Foreign Government Obligations               1.7
  U.S. Government Agencies -- CMOs             1.5
  Short-Term Investments                       1.1

  LONG-TERM CREDIT ANALYSIS

  Aaa/AAA                                     50.5%
  Aa/AA                                       13.8
  A/A                                         20.5
  Baa/BBB                                     15.1
  Ba/BB                                        0.1

DATA AS OF APRIL 30, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR PORTFOLIO COMPOSITION ARE AS A PERCENTAGE OF TOTAL INVESTMENTS. ALL PERCENTAGES FOR LONG-TERM CREDIT ANALYSIS ARE AS A PERCENTAGE OF TOTAL LONG-TERM INVESTMENTS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

** DOES NOT INCLUDE OUTSTANDING OPEN LONG FUTURES CONTRACTS WITH AN UNDERLYING FACE AMOUNT OF $25,962,890 AND UNREALIZED APPRECIATION OF $117,311 AND OPEN SHORT FUTURES CONTRACTS WITH AN UNDERLYING FACE AMOUNT OF $44,068,799 AND UNREALIZED DEPRECIATION OF $176,645.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 65 PERCENT OF ITS ASSETS IN SECURITIES ISSUED OR GUARANTEED AS TO PRINCIPAL AND INTEREST BY THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES (INCLUDING ZERO COUPON SECURITIES), INVESTMENT GRADE MORTGAGE-BACKED SECURITIES, INCLUDING COLLATERALIZED MORTGAGE OBLIGATIONS, AND INVESTMENT GRADE CORPORATE AND OTHER TYPES OF BONDS. IN SELECTING PORTFOLIO INVESTMENTS TO PURCHASE OR SELL, THE "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., CONSIDERS DOMESTIC AND INTERNATIONAL ECONOMIC DEVELOPMENTS, INTEREST RATE LEVELS, THE STEEPNESS OF THE YIELD CURVE AND OTHER FACTORS, AND SEEKS TO MAINTAIN AN OVERALL AVERAGE DURATION FOR THE FUND'S PORTFOLIO OF THREE YEARS OR LESS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY

ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, 2004, IS AVAILABLE WITHOUT CHARGE, BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF A $10,000 INVESTMENT

($ IN THOUSANDS)  FUND++     LEHMAN(1)   LIPPER(2)
Apr-1995         $  10,000   $  10,000   $  10,000
Apr-1996         $  10,733   $  10,822   $  10,674
Apr-1997         $  11,364   $  11,549   $  11,346
Apr-1998         $  12,161   $  12,494   $  12,130
Apr-1999         $  12,891   $  13,314   $  12,754
Apr-2000         $  13,195   $  13,594   $  13,143
Apr-2001         $  14,358   $  15,181   $  14,376
Apr-2002         $  15,291   $  16,242   $  15,102
Apr-2003         $  15,893   $  17,939   $  15,825
Apr-2004         $  16,050   $  18,450   $  16,064
Apr-2005         $  16,244   $  18,834   $  16,335

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED APRIL 30, 2005

                                                           (SINCE 01/10/94)
  SYMBOL                                                              MSLDX
  1 YEAR                                                               1.20%(3)
  5 YEARS                                                              4.24(3)
  10 YEARS                                                             4.97(3)
  SINCE INCEPTION                                                      4.63(3)

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1) THE LEHMAN BROTHERS U.S. CREDIT INDEX (1-5 YEAR) INCLUDES U.S. CORPORATE AND SPECIFIED FOREIGN DEBENTURES AND SECURED NOTES WITH MATURITIES OF ONE TO FIVE YEARS. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER SHORT INVESTMENT GRADE DEBT FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER SHORT INVESTMENT GRADE DEBT FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS. THERE ARE NO SALES CHARGES.

++   ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON APRIL 30, 2005.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/04 - 04/30/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                       BEGINNING        ENDING        EXPENSES PAID
                                                     ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                     -------------   -------------   ---------------
                                                                                       11/01/04 -
                                                       11/01/04        04/30/05         04/30/05
                                                     -------------   -------------   ---------------
Actual (0.35% return)                                $    1,000.00   $    1,003.50   $          3.83
Hypothetical (5% annual return before expenses)      $    1,000.00   $    1,020.98   $          3.86

----------
  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.77% MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the Fund's performance for one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the "Lipper Reports"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"), and noted that the Fund's performance was lower than its performance peer group average for all three periods. The Adviser informed the Board that the Fund's relative performance was hindered during a period of declining interest rates due to the defensive positioning of the Fund's portfolio. The Board discussed with the Adviser possible steps to improve performance. The Board concluded that the relative underperformance was understandable in view of the defensive positioning and corresponding lower risk of the Fund's investments.

FEES RELATIVE TO OTHER FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES

The Board reviewed the advisory and administrative fees (together, the "management fee") paid by the Fund under the Management Agreement. The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Fund. The Board also noted, as discussed below, that the rate was competitive with contractual rates charged by other advisers for comparable funds.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the management fee rate and total expense ratio of the Fund. The Board noted that: (i) the Fund's management fee rate was higher than the average management fee rate for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report for the Fund; and (ii) the Fund's total expense ratio was slightly higher than the average total expense ratio of the mutual funds included in the Fund's expense peer group. The Board also noted that most of the other funds in the expense peer group were waiving part of their fees. The Board noted that the fee waivers by those funds were not contractual obligations and could be terminated without shareholder consent and, therefore, that the average fee excluding these waivers was a more valid comparison. The Board concluded that the Fund's contractual management fee and total expense ratio were competitive with those of the Fund's expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF ADVISER AND AFFILIATES

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Fund and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser's profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and its affiliates from their relationship with the Fund and the Fund Complex, such as "float" benefits derived from handling of checks for purchases and redemptions of Fund shares through a broker-dealer affiliate of the Adviser. The Board considered the float benefits and concluded that they were relatively small.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

MORGAN STANLEY LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS - APRIL 30, 2005

PRINCIPAL
AMOUNT IN                                                           COUPON      MATURITY
THOUSANDS                                                            RATE         DATE           VALUE
-----------------------------------------------------------------------------------------------------------
             CORPORATE BONDS (49.7%)
             AEROSPACE & DEFENSE (0.4%)
$      615   McDonnell Douglas Corp.                                   6.875%   11/01/06    $       638,839
       465   Northrop Grumman Corp.                                    4.079    11/16/06            464,998
       105   Raytheon Co.                                               6.75    08/15/07            110,460
       385   Raytheon Co.                                               8.30    03/01/10            445,099
                                                                                            ---------------
                                                                                                  1,659,396
                                                                                            ---------------
             AIR FREIGHT/COURIERS (0.1%)
       540   Fedex Corp.                                                2.65    04/01/07            525,051
                                                                                            ---------------
             AIRLINES (0.1%)
       615   Southwest Airlines Co. (Series 01-1)                      5.496    11/01/06            628,442
                                                                                            ---------------
             AUTO PARTS: O.E.M. (0.2%)
       745   Johnson Controls, Inc.                                     5.00    11/15/06            753,535
                                                                                            ---------------
             BEVERAGES: ALCOHOLIC (0.2%)
       880   Miller Brewing Co. - 144A*                                 4.25    08/15/08            871,932
                                                                                            ---------------
             BUILDING PRODUCTS (0.3%)
       275   Masco Corp.                                               4.625    08/15/07            276,991
       795   Masco Corp.                                                6.75    03/15/06            814,181
                                                                                            ---------------
                                                                                                  1,091,172
                                                                                            ---------------
             CABLE/SATELLITE TV (0.9%)
     1,120   Comcast Cable Communications, Inc.                        6.875    06/15/09          1,217,019
       705   Comcast Corp.                                              5.85    01/15/10            741,763
       602   Cox Communications Inc.                                    3.55+   12/14/07            605,975
       350   Cox Communications Inc.                                    7.75    08/15/06            364,878
       300   TCI Communications, Inc.                                   8.00    08/01/05            303,258
                                                                                            ---------------
                                                                                                  3,232,893
                                                                                            ---------------
             CHEMICALS: MAJOR DIVERSIFIED (0.1%)
       390   ICI Wilmington Inc.                                       4.375    12/01/08            385,921
                                                                                            ---------------
             CONTAINERS/PACKAGING (0.1%)
       205   Sealed Air Corp. - 144A*                                   6.95    05/15/09            219,618
                                                                                            ---------------
             DEPARTMENT STORES (0.8%)
       160   Federated Department Stores, Inc.                          6.30    04/01/09            169,338
     1,320   Federated Department Stores, Inc.                         6.625    09/01/08          1,402,518
     1,155   May Department Stores Co., Inc.                            3.95    07/15/07          1,144,458
       430   May Department Stores Co., Inc.                           6.875    11/01/05            436,528
                                                                                            ---------------
                                                                                                  3,152,842
                                                                                            ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON      MATURITY
THOUSANDS                                                            RATE         DATE           VALUE
-----------------------------------------------------------------------------------------------------------
             DISCOUNT STORES (0.7%)
$    2,605   Target Corp.                                               5.95%   05/15/06    $     2,658,910
                                                                                            ---------------
             DRUGSTORE CHAINS (0.4%)
       135   CVS Corp.                                                 3.875    11/01/07            133,643
     1,455   CVS Corp.                                                 5.625    03/15/06          1,476,717
                                                                                            ---------------
                                                                                                  1,610,360
                                                                                            ---------------
             ELECTRIC UTILITIES (5.9%)
       815   Appalachian Power Co. (Series G)                           3.60    05/15/08            795,890
     1,655   Carolina Power & Light Company Inc.                        6.80    08/15/07          1,742,242
       595   CC Funding Trust I                                         6.90    02/16/07            621,487
     1,000   Columbus Southern Power Co.                                4.40    12/01/10            986,800
     2,985   Consolidated Natural Gas Co. (Series B)                   5.375    11/01/06          3,040,686
       590   Consumers Energy Co.                                       4.80    02/17/09            594,814
     1,485   DTE Energy Co.                                             6.45    06/01/06          1,522,805
       475   Duke Energy Corp.                                          3.75    03/05/08            468,883
       415   Entergy Gulf States, Inc.                                  3.31+   12/01/09            416,308
       485   Entergy Gulf States, Inc.                                  3.60    06/01/08            474,641
       690   Exelon Corp.                                               6.75    05/01/11            758,287
     1,820   FPL Group Capital Inc.                                     3.25    04/11/06          1,811,790
     1,530   Pacific Gas & Electric Co.                                 3.60    03/01/09          1,489,319
       235   Panhandle Eastern Pipe Line Co. (Series B)                 2.75    03/15/07            228,441
       835   Peco Energy Co.                                            3.50    05/01/08            819,070
     1,920   Pinnacle West Capital Corp.                                6.40    04/01/06          1,950,507
     2,725   Public Service Electric & Gas Co.                         3.178+   06/23/06          2,724,699
       485   Wisconsin Electric Power Co.                               3.50    12/01/07            477,097
                                                                                            ---------------
                                                                                                 20,923,766
                                                                                            ---------------
             ELECTRICAL PRODUCTS (0.2%)
       680   Cooper Industries Inc.                                     5.25    07/01/07            694,380
                                                                                            ---------------
             ENVIRONMENTAL SERVICES (0.1%)
       510   WMX Technologies, Inc.                                     7.00    10/15/06            530,065
                                                                                            ---------------
             FINANCE/RENTAL/LEASING (3.6%)
     1,185   American Honda Finance Corp. - 144A*                       3.85    11/06/08          1,164,638
       545   CIT Group Inc.                                            2.875    09/29/06            536,472
     1,300   CIT Group Inc.                                             2.98+   11/04/05          1,301,661
     1,035   CIT Group Inc.                                            7.375    04/02/07          1,094,895
     1,000   Countrywide Home Loans, Inc. (Series MTN)                  3.25    05/21/08            966,352
     1,845   Ford Motor Credit Co.                                     6.875    02/01/06          1,866,583
       305   MBNA America Bank NA                                       7.75    09/15/05            309,432
       495   MBNA Corp. - (WI)                                          3.59+   05/05/08            495,128

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON      MATURITY
THOUSANDS                                                            RATE         DATE           VALUE
-----------------------------------------------------------------------------------------------------------
$    1,535   MBNA Corp.                                                6.125%   03/01/13    $     1,627,794
     1,910   Nationwide Buildings Society - 144A*
              (United Kingdom)                                         2.625    01/30/07          1,867,434
     1,760   SLM Corp.                                                  4.00    01/15/10          1,727,720
                                                                                            ---------------
                                                                                                 12,958,109
                                                                                            ---------------
             FINANCIAL CONGLOMERATES (5.2%)
     1,300   Bank One NA Illinois                                       2.87+   05/05/06          1,302,139
     1,390   Bank One NA Illinois                                       5.50    03/26/07          1,427,716
       410   Chase Manhattan Corp.                                      6.00    02/15/09            432,572
       145   Chase Manhattan Corp.                                      7.00    11/15/09            159,052
       585   Citicorp                                                   6.75    08/15/05            590,592
     2,505   Citigroup Global Markets Inc.                              3.11+   12/12/06          2,508,615
       835   Citigroup Inc.                                             5.50    08/09/06            851,156
     1,205   Citigroup Inc.                                             5.75    05/10/06          1,228,922
     1,190   General Electric Capital Corp.                             4.25    12/01/10          1,179,751
     2,550   General Electric Capital Corp.                            5.375    03/15/07          2,610,854
     1,375   General Motors Acceptance Corp.                            4.50    07/15/06          1,345,194
     1,150   ING Security Life Institutional - 144A*                    2.70    02/15/07          1,120,476
     1,475   Pricoa Global Funding I - 144A*                            3.90    12/15/08          1,450,856
     1,470   Prudential Funding LLC (Series MTN) - 144A*                6.60    05/15/08          1,566,407
       860   Prudential Insurance Co. - 144A*                          6.375    07/23/06            887,036
                                                                                            ---------------
                                                                                                 18,661,338
                                                                                            ---------------
             FOOD RETAIL (1.4%)
     2,510   Kroger Co.                                                7.625    09/15/06          2,620,033
     2,318   Safeway Inc.                                               6.15    03/01/06          2,352,258
                                                                                            ---------------
                                                                                                  4,972,291
                                                                                            ---------------
             FOOD: MAJOR DIVERSIFIED (1.0%)
     1,300   Conagra Foods, Inc.                                        6.00    09/15/06          1,332,088
       325   General Mills Inc.                                        3.875    11/30/07            322,196
     1,790   Kraft Foods Inc.                                           5.25    06/01/07          1,825,184
                                                                                            ---------------
                                                                                                  3,479,468
                                                                                            ---------------
             FOREST PRODUCTS (0.1%)
       202   Weyerhaeuser Co.                                          6.125    03/15/07            208,925
                                                                                            ---------------
             GAS DISTRIBUTORS (0.6%)
       450   Nisource Finance Corp.                                     3.43+   11/23/09            453,144
       132   Ras Laffan Liquid Natural Gas Co. Ltd. - 144A*
              (Qatar)                                                  7.628    09/15/06            136,487
     1,440   Sempra Energy                                              4.75    05/15/09          1,444,113
                                                                                            ---------------
                                                                                                  2,033,744
                                                                                            ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON      MATURITY
THOUSANDS                                                            RATE         DATE           VALUE
-----------------------------------------------------------------------------------------------------------
             HOME BUILDING (0.1%)
$      240   Centex Corp.                                               9.75%   06/15/05    $       241,429
                                                                                            ---------------
             HOME FURNISHINGS (0.2%)
       630   Mohawk Industries, Inc. (Class C)                          6.50    04/15/07            657,716
                                                                                            ---------------
             HOME IMPROVEMENT CHAINS (0.2%)
       565   Lowe's Companies, Inc.                                     7.50    12/15/05            578,380
                                                                                            ---------------
             HOTELS/RESORTS/CRUISELINES (0.4%)
       795   Hyatt Equities LLC - 144A*                                6.875    06/15/07            823,041
       130   Marriott International, Inc. (Series E)                    7.00    01/15/08            138,577
       295   Starwood Hotels & Resorts Worldwide, Inc.                 7.375    05/01/07            306,800
                                                                                            ---------------
                                                                                                  1,268,418
                                                                                            ---------------
             HOUSEHOLD/PERSONAL CARE (0.4%)
     1,305   Clorox Co. (The) - 144A*                                  3.125+   12/14/07          1,307,506
                                                                                            ---------------
             INDUSTRIAL CONGLOMERATES (0.9%)
     2,035   Honeywell International, Inc.                             5.125    11/01/06          2,069,672
       715   Honeywell International, Inc.                             6.875    10/03/05            724,469
       380   Textron Financial Corp.                                   4.125    03/03/08            379,725
                                                                                            ---------------
                                                                                                  3,173,866
                                                                                            ---------------
             INSURANCE BROKERS/SERVICES (0.5%)
     1,785   Marsh & McLennan Companies Inc.                           5.375    03/15/07          1,816,994
                                                                                            ---------------
             INTEGRATED OIL (0.5%)
     1,728   Conoco Funding Co. (Canada)                                5.45    10/15/06          1,766,324
                                                                                            ---------------
             INVESTMENT BANKS/BROKERS (1.5%)
     2,370   Goldman Sachs Group Inc. (The)                            4.125    01/15/08          2,366,042
     2,652   Lehman Brothers Holdings, Inc.                             8.25    06/15/07          2,875,277
                                                                                            ---------------
                                                                                                  5,241,319
                                                                                            ---------------
             INVESTMENT MANAGERS (1.4%)
     4,250   TIAA Global Markets - 144A*                               3.875    01/22/08          4,222,749
       750   TIAA Global Markets - 144A*                                5.00    03/01/07            762,471
                                                                                            ---------------
                                                                                                  4,985,220
                                                                                            ---------------
             LIFE/HEALTH INSURANCE (2.7%)
     3,895   Genworth Financial, Inc.                                   3.16+   06/15/07          3,905,809
     2,025   John Hancock Financial Services, Inc.                     5.625    12/01/08          2,114,740
       635   John Hancock Global Funding - 144A*                       5.625    06/27/06            646,902
       135   John Hancock Global Funding II - 144A*                     7.90    07/02/10            156,167
       495   Monumental Global Funding II - 144A*                       3.85    03/03/08            492,819
     2,125   Monumental Global Funding II - 144A*                       6.05    01/19/06          2,159,899
                                                                                            ---------------
                                                                                                  9,476,336
                                                                                            ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON      MATURITY
THOUSANDS                                                            RATE         DATE           VALUE
-----------------------------------------------------------------------------------------------------------
             MAJOR BANKS (5.1%)
$    1,815   ABN Amro Bank (Netherlands)                               2.834%+  05/11/07    $     1,817,599
     2,100   Bank of America Corp.                                     3.375    02/17/09          2,035,475
       515   Bank of America Corp.                                     3.875    01/15/08            511,684
       465   Bank of America Corp.                                      4.75    10/15/06            470,733
        80   Bank of America Corp.                                      5.25    02/01/07             81,715
       400   Bank of New York Co., Inc. (The)                           5.20    07/01/07            408,236
     3,405   Branch Banking & Trust Corp.                               3.00+   06/04/07          3,412,048
     1,050   FleetBoston Financial Corp.                                7.25    09/15/05          1,064,789
       280   HSBC Finance Corp.                                         6.75    05/15/11            310,224
       500   Huntington National Bank                                   2.75    10/16/06            492,082
     1,260   Key Bank NA                                               7.125    08/15/06          1,308,868
     2,000   Suntrust Bank Atlanta                                      7.25    09/15/06          2,083,360
       250   Wachovia Corp.                                            3.625    02/17/09            244,506
     1,240   Wachovia Corp.                                             4.95    11/01/06          1,257,308
     1,500   Wachovia Corp.                                            6.875    09/15/05          1,518,318
     1,165   Wells Fargo Co.                                            3.03+   03/03/06          1,166,447
                                                                                            ---------------
                                                                                                 18,183,392
                                                                                            ---------------
             MAJOR TELECOMMUNICATIONS (2.2%)
     1,360   Deutsche Telekom International Finance Corp.
              (Netherlands)                                             8.50    06/15/10          1,578,927
     1,925   GTE Corp.                                                  6.36    04/15/06          1,967,429
       140   Telecom Italia Capital SpA - 144A* (Luxembourg)            4.00    01/15/10            135,383
       535   Telecom Italia Capital SpA (Luxembourg)                    4.00    11/15/08            524,113
     1,040   Verizon Global Funding Corp.                              6.125    06/15/07          1,081,254
     2,000   Verizon Global Funding Corp.                               7.25    12/01/10          2,248,422
                                                                                            ---------------
                                                                                                  7,535,528
                                                                                            ---------------
             MANAGED HEALTH CARE (1.8%)
       870   Aetna, Inc.                                               7.375    03/01/06            893,968
       765   Aetna, Inc.                                               7.875    03/01/11            883,069
     1,245   Anthem, Inc.                                              4.875    08/01/05          1,247,907
       680   UnitedHealth Group Inc.                                   4.125    08/15/09            672,086
     1,590   UnitedHealth Group Inc.                                    7.50    11/15/05          1,618,445
       965   WellPoint Health Networks Inc.                            6.375    06/15/06            989,339
                                                                                            ---------------
                                                                                                  6,304,814
                                                                                            ---------------
             MEDIA CONGLOMERATES (0.7%)
     1,990   Time Warner, Inc.                                         6.125    04/15/06          2,031,048
       480   Time Warner, Inc.                                          6.15    05/01/07            497,583
                                                                                            ---------------
                                                                                                  2,528,631
                                                                                            ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON      MATURITY
THOUSANDS                                                            RATE         DATE           VALUE
-----------------------------------------------------------------------------------------------------------
             MOTOR VEHICLES (0.5%)
$      415   DaimlerChrysler North American Holdings Co.                4.05%   06/04/08    $       400,054
     1,215   DaimlerChrysler North American Holdings Co.                6.40    05/15/06          1,235,514
                                                                                            ---------------
                                                                                                  1,635,568
                                                                                            ---------------
             MULTI-LINE INSURANCE (1.3%)
     1,780   American General Finance Corp. (Series MTNF)              5.875    07/14/06          1,820,258
       250   Equitable Life Assurance Society - 144A*                   6.95    12/01/05            254,555
       480   Hartford Financial Services Group, Inc. (The)             2.375    06/01/06            470,567
     1,420   Hartford Financial Services Group, Inc. (The)              7.75    06/15/05          1,426,837
       500   International Lease Finance Corp.                          3.75    08/01/07            494,862
                                                                                            ---------------
                                                                                                  4,467,079
                                                                                            ---------------
             OIL REFINING/MARKETING (0.2%)
       660   Ashland Inc. (Series MTNJ)                                 7.83    08/15/05            667,702
                                                                                            ---------------
             OTHER CONSUMER SERVICES (0.3%)
       950   Cendant Corp.                                              6.25    01/15/08            990,813
                                                                                            ---------------
             PROPERTY - CASUALTY INSURERS (0.7%)
     1,195   Allstate Finance Global Funding II - 144A*                2.625    10/22/06          1,172,297
     1,145   Mantis Reef Ltd. - 144A* (Australia)                      4.692    11/14/08          1,143,181
                                                                                            ---------------
                                                                                                  2,315,478
                                                                                            ---------------
             PULP & PAPER (0.6%)
       615   International Paper Co.                                    3.80    04/01/08            603,891
       805   MeadWestvaco Corp.                                         2.75    12/01/05            800,779
       530   Sappi Papier Holding AG - 144A* (Austria)                  6.75    06/15/12            576,716
                                                                                            ---------------
                                                                                                  1,981,386
                                                                                            ---------------
             RAILROADS (0.8%)
       300   CSX Corp.                                                  2.75    02/15/06            297,194
       180   CSX Corp.                                                  9.00    08/15/06            190,585
       315   Norfolk Southern Corp.                                     7.35    05/15/07            334,192
       400   Union Pacific Corp.                                       3.625    06/01/10            381,431
     1,575   Union Pacific Corp. (Series MTNE)                          6.79    11/09/07          1,674,329
                                                                                            ---------------
                                                                                                  2,877,731
                                                                                            ---------------
             REAL ESTATE DEVELOPMENT (0.7%)
     1,897   World Financial Properties - 144A*                         6.91    09/01/13          2,048,512
       417   World Financial Properties - 144A*                         6.95    09/01/13            450,238
                                                                                            ---------------
                                                                                                  2,498,750
                                                                                            ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON      MATURITY
THOUSANDS                                                            RATE         DATE           VALUE
-----------------------------------------------------------------------------------------------------------
             REAL ESTATE INVESTMENT TRUSTS (0.7%)
$    1,800   EOP Operating LP                                          6.763%   06/15/07    $     1,885,723
       415   EOP Operating LP                                          8.375    03/15/06            430,843
                                                                                            ---------------
                                                                                                  2,316,566
                                                                                            ---------------
             REGIONAL BANKS (0.5%)
     1,190   US Bancorp                                                 5.10    07/15/07          1,215,011
       740   US Bank NA                                                 2.85    11/15/06            728,578
                                                                                            ---------------
                                                                                                  1,943,589
                                                                                            ---------------
             SAVINGS BANKS (1.1%)
       420   Household Finance Corp.                                   4.125    12/15/08            415,506
       225   Household Finance Corp.                                   5.875    02/01/09            235,920
       215   Household Finance Corp.                                   6.375    10/15/11            234,436
     1,360   Household Finance Corp.                                    6.40    06/17/08          1,440,663
       150   Sovereign Bank (Series CD)                                 4.00    02/01/08            148,295
       355   Washington Mutual Inc.                                     7.50    08/15/06            369,629
     1,000   Washington Mutual Inc.                                     8.25    04/01/10          1,146,735
                                                                                            ---------------
                                                                                                  3,991,184
                                                                                            ---------------
             TOBACCO (0.3%)
       530   Altria Group Inc.                                         5.625    11/04/08            549,586
       450   Altria Group Inc.                                          7.65    07/01/08            492,412
                                                                                            ---------------
                                                                                                  1,041,998
                                                                                            ---------------
             TRUCKS/CONSTRUCTION/FARM MACHINERY (1.0%)
     1,535   Caterpillar Financial Services Corp. (Series MTNF)        3.625    11/15/07          1,517,805
       890   John Deere Capital Corp.                                  3.375    10/01/07            872,733
     1,225   John Deere Capital Corp.                                   4.50    08/22/07          1,233,505
                                                                                            ---------------
                                                                                                  3,624,043
                                                                                            ---------------
             Total Corporate Bonds
              (COST $178,029,926)                                                               176,669,918
                                                                                            ---------------
             Asset-Backed Securities (19.7%)
             FINANCE/RENTAL/LEASING
     2,600   American Express Credit Account Master Trust
              2003-4 A                                                  1.69    01/15/09          2,542,705
     2,000   Americredit Automoblie Receivables Trust
              2004-BM A3                                                2.07    08/06/08          1,967,173
     3,800   BMW Vehicle Owner Trust 2002-2A4                           4.04    02/25/09          3,808,681
     1,600   Capital One Master - (WI)                                  4.05    02/15/11          1,600,000
     2,700   Chase Credit Card Master Trust 2001-4 A                    5.50    11/17/08          2,757,133

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON      MATURITY
THOUSANDS                                                            RATE         DATE           VALUE
-----------------------------------------------------------------------------------------------------------
$      705   Chase Manhattan Auto Owner Trust 2002A                     4.24%   09/15/08    $       707,813
     1,107   Chase Manhattan Auto Owner Trust 2002-B A4                 4.21    01/15/09          1,111,824
     3,600   Chase Manhattan Auto Owner Trust 2004-A A4                 2.83    09/15/10          3,506,679
     4,000   Chase Manhattan Auto Owner Trust 2003-C A4                 2.94    06/15/10          3,925,986
     1,450   CNH Equipment Trust 2005-A A3                              4.02    04/15/09          1,449,775
       901   Daimler Chrysler Auto Trust 2002-A A4                      4.49    10/06/08            905,498
     2,600   Daimler Chrysler Auto Trust 2003-B A4                      2.86    03/09/09          2,554,561
     3,700   Daimler Chrysler Auto Trust 2004-A A4                      2.58    04/08/09          3,605,409
     1,425   Ford Credit Auto Owner Trust 2002-B A3A                    4.17    01/15/09          1,428,191
       270   Ford Credit Auto Owner Trust 2002-B A4                     4.75    08/15/06            271,101
     1,274   Harley-Davidson Motorcycle Trust 2002-1                    4.50    01/15/10          1,282,864
     1,152   Harley-Davidson Motorcycle Trust 2002-2                    3.09    06/15/10          1,145,941
     1,500   Harley-Davidson Motorcycle Trust 2003-1                    2.63    11/15/10          1,478,409
     3,300   Harley-Davidson Motorcycle Trust 2003-3 A2                 2.76    05/15/11          3,255,286
     1,500   Honda Auto Receivables Owner Trust 2002-4                  2.70    03/17/08          1,487,556
     2,000   Honda Auto Receivables Owner Trust 2003-1                  2.48    07/18/08          1,978,542
     3,800   Honda Auto Receivables Owner Trust 2003-3 A4               2.77    11/21/08          3,724,513
     1,100   Hyundai Auto Receivables Trust 2003-A A3                   2.33    11/15/07          1,091,047
     3,500   MBNA Credit Card Master Trust 2004-A4 A4                   2.70    09/15/09          3,420,149
       507   Nissan Auto Receivables Owner Trust 2002B                  4.60    09/17/07            509,052
     3,500   Nissan Auto Receivables Owner Trust 2003-A A4              2.61    07/15/08          3,452,511
     2,900   Nissan Auto Receivables Owner Trust 2004-A A4              2.76    07/15/09          2,822,187
       650   Nordstrom Private Label Credit Card Master Trust
              2001-1A A - 144A*                                         4.82    04/15/10            658,486
     3,700   USAA Auto Owner Trust 2004-1 A4                            2.67    10/15/10          3,607,267
     2,500   USAA Auto Owner Trust 2004-3 A3                            3.16    02/17/09          2,472,934
     1,775   USAA Auto Owner Trust 2005-1 A3                            3.90    07/15/09          1,772,697
     4,000   Whole Auto Loan Trust 2003-1 A4                            2.58    03/15/10          3,925,986
                                                                                            ---------------
             TOTAL ASSET-BACKED SECURITIES
              (COST $71,393,058)                                                                 70,227,956
                                                                                            ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON             MATURITY
THOUSANDS                                                            RATE                DATE                   VALUE
--------------------------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AGENCIES -- BONDS (12.7%)
$    7,800   Federal Home Loan Bank                                     3.25%          12/17/07            $     7,664,678
     9,760   Federal Home Loan Mortgage Corp.                           2.75           08/15/06                  9,642,158
    28,350   Federal Home Loan Mortgage Corp.                          2.875           05/15/07                 27,818,296
                                                                                                           ---------------
             TOTAL U.S. GOVERNMENT AGENCIES -- BONDS
              (COST $45,521,739)                                                                                45,125,132
                                                                                                           ---------------
             U.S. GOVERNMENT AGENCIES -- MORTGAGE-BACKED
              SECURITIES (8.5%)
       165   Federal Home Loan Mortgage Corp. PC Gold                   6.50      03/01/29 - 09/01/29              172,013
     2,175   Federal Home Loan Mortgage Corp.                           7.50      10/01/26 - 08/01/32            2,335,665
     4,127   Federal Home Loan Mortgage Corp. PC Gold                   7.50      01/01/30 - 07/01/32            4,429,705
     1,368   Federal Home Loan Mortgage Corp. ARM                      3.608           07/01/34                  1,353,566
     2,202   Federal Home Loan Mortgage Corp. ARM                      4.184           08/01/34                  2,213,280
     2,332   Federal National Mortgage Assoc.                           6.50      02/01/28 - 10/01/32            2,431,581
     3,420   Federal National Mortgage Assoc.                           7.00      02/01/26 - 05/01/33            3,615,089
       250   Federal National Mortgage Assoc.                           7.50              ***                      267,578
     2,607   Federal National Mortgage Assoc.                           7.50      09/01/29 - 09/01/32            2,794,164
     1,452   Federal National Mortgage Assoc. ARM                      3.699           07/01/34                  1,446,941
       814   Federal National Mortgage Assoc. ARM                      3.793           06/01/34                    813,584
     1,650   Federal National Mortgage Assoc. ARM                      4.487           04/01/35                  1,667,995
     1,969   Federal National Mortgage Assoc. ARM                      4.121           09/01/34                  1,966,886
     1,876   Government National Mortgage Assoc. II                    3.375+     06/20/22 - 05/20/23            1,901,164
     2,370   Government National Mortgage Assoc. II                     3.50+     08/20/29 - 09/20/29            2,398,493
       435   Government National Mortgage Assoc. II                    4.125+     10/20/24 - 12/20/24              443,251
                                                                                                           ---------------
             TOTAL U.S. GOVERNMENT AGENCIES -- MORTGAGE-BACKED
              SECURITIES (COST $30,112,808)                                                                     30,250,955
                                                                                                           ---------------
             U.S. GOVERNMENT OBLIGATION (5.0%)
    18,000   U.S. Treasury Note
              (COST $17,798,231)                                       1.875           01/31/06                 17,820,018
                                                                                                           ---------------
             U.S. GOVERNMENT AGENCIES -- COLLATERALIZED
              MORTGAGE OBLIGATIONS (1.5%)
     1,402   Federal Home Loan Mortgage Corp.                           5.50           02/15/12                  1,411,612
     2,514   Federal National Mortgage Assoc.                           5.50           01/25/24                  2,557,383
     1,250   Federal National Mortgage Assoc. - (WI)                    6.50           04/25/35                  1,330,322
                                                                                                           ---------------
             TOTAL U.S. GOVERNMENT AGENCIES -- COLLATERALIZED
              MORTGAGE OBLIGATIONS (COST $5,668,926)                                                             5,299,317
                                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON      MATURITY
THOUSANDS                                                            RATE         DATE           VALUE
-----------------------------------------------------------------------------------------------------------
             FOREIGN GOVERNMENT OBLIGATIONS (1.7%)
$      935   Quebec Province (Canada)                                   5.50%   04/11/06    $       952,744
       915   Quebec Province (Canada)                                  6.125    01/22/11            992,450
     2,640   United Mexican States (Mexico)                            8.375    01/14/11          3,028,080
       945   United Mexican States (Mexico)                            8.625    03/12/08          1,045,170
                                                                                            ---------------
             TOTAL FOREIGN GOVERNMENT OBLIGATIONS
              (COST $6,031,220)                                                                   6,018,444
                                                                                            ---------------
             SHORT-TERM INVESTMENTS (1.0%)

             U.S. GOVERNMENT OBLIGATION (a) (0.1%)
       500   U.S. Treasury Bill**
              (COST $497,103)                                          2.819    07/14/05            497,182
                                                                                            ---------------
             REPURCHASE AGREEMENT (0.9%)
     3,339   Joint repurchase agreement account
              (dated 04/29/05; proceeds $3,339,819) (b)
              (COST $3,339,000)                                        2.945    05/02/05          3,339,000
                                                                                            ---------------
             TOTAL SHORT-TERM INVESTMENTS
              (COST $3,836,103)                                                                   3,836,182
                                                                                            ---------------
             TOTAL INVESTMENTS
              (COST $358,392,011) (c) (d)                                           99.8%       355,247,922
             OTHER ASSETS IN EXCESS OF LIABILITIES                                   0.2            876,451
                                                                                --------    ---------------
             NET ASSETS                                                            100.0%   $   356,124,373
                                                                                ========    ===============

----------
  PC  PARTICIPATION CERTIFICATE.
  ARM ADJUSTABLE RATE MORTGAGE. INTEREST RATE IN EFFECT AS OF APRIL 30, 2005. WI SECURITY PURCHASED ON A WHEN-ISSUED BASIS.
  *   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
  ** A PORTION OF THIS SECURITY HAS BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN THE AMOUNT OF $201,050.
  *** SECURITY WAS PURCHASED ON A FORWARD COMMITMENT BASIS WITH AN APPROXIMATE
      PRINCIPAL AMOUNT AND NO DEFINITE MATURITY DATE; THE ACTUAL PRINCIPAL AMOUNT AND MATURITY DATE WILL BE DETERMINED UPON SETTLEMENT.
  +   FLOATING RATE SECURITY; RATE SHOWN IS THE RATE IN EFFECT AT APRIL 30,
      2005.
  (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
  (b) COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
  (c) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $73,235,324 IN CONNECTION WITH SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS AND OPEN FUTURES CONTRACTS.
  (d) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $361,924,773. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $452,281 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $7,129,132, RESULTING IN NET UNREALIZED DEPRECIATION OF $6,676,851.

                        SEE NOTES TO FINANCIAL STATEMENTS

FUTURES CONTRACTS OPEN AT APRIL 30, 2005:

                                                                            UNREALIZED
NUMBER OF                   DESCRIPTION, DELIVERY       UNDERLYING FACE    APPRECIATION
CONTRACTS   LONG/SHORT         MONTH AND YEAR           AMOUNT AT VALUE   (DEPRECIATION)
----------------------------------------------------------------------------------------
   125         Long      U.S. Treasury Notes 2 year,
                         June 2005                      $    25,962,890   $      117,311
   281         Short     U.S. Treasury Notes 5 year,
                         June 2005                          (30,475,330)         (77,465)
   122         Short     U.S. Treasury Notes 10 year,
                         June 2005                          (13,593,469)         (99,180)
                                                                          --------------
                         Net unrealized depreciation                      $      (59,334)
                                                                          ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY LIMITED DURATION FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2005

ASSETS:
Investments in securities, at value (cost $358,392,011)                              $  355,247,922
Cash                                                                                         14,144
Receivable for:
  Interest                                                                                3,396,157
  Investments sold                                                                        1,387,101
  Shares of beneficial interest sold                                                        238,742
  Principal paydowns                                                                         89,727
  Variation margin                                                                           69,500
Prepaid expenses and other assets                                                            10,563
                                                                                     --------------
    TOTAL ASSETS                                                                        360,453,856
                                                                                     --------------
LIABILITIES:
Payable for:
  Investments purchased                                                                   3,697,877
  Shares of beneficial interest redeemed                                                    291,159
  Investment advisory fee                                                                   155,398
  Dividends to shareholders                                                                  69,901
  Administration fee                                                                         23,908
Accrued expenses and other payables                                                          91,240
                                                                                     --------------
    TOTAL LIABILITIES                                                                     4,329,483
                                                                                     --------------
    NET ASSETS                                                                       $  356,124,373
                                                                                     ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                      $  383,784,309
Net unrealized depreciation                                                              (3,203,423)
Dividends in excess of net investment income                                             (3,499,479)
Accumulated net realized loss                                                           (20,957,034)
                                                                                     --------------
    NET ASSETS                                                                       $  356,124,373
                                                                                     ==============
NET ASSET VALUE PER SHARE,
    38,835,359 shares outstanding (unlimited shares authorized of $.01 par value)    $         9.17
                                                                                     ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 2005

NET INVESTMENT INCOME:

INTEREST INCOME                                                                      $   14,753,594
                                                                                     --------------
EXPENSES
Investment advisory fee                                                                   2,455,867
Transfer agent fees and expenses                                                            408,500
Administration fee                                                                          164,517
Shareholder reports and notices                                                              83,066
Professional fees                                                                            63,996
Custodian fees                                                                               62,582
Registration fees                                                                            48,133
Trustees' fees and expenses                                                                   5,781
Other                                                                                        45,901
                                                                                     --------------
    TOTAL EXPENSES                                                                        3,338,343
Less: expense offset                                                                        (49,706)
                                                                                     --------------
    NET EXPENSES                                                                          3,288,637
                                                                                     --------------
    NET INVESTMENT INCOME                                                                11,464,957
                                                                                     --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED LOSS ON:
Investments                                                                              (1,023,108)
Futures contracts                                                                          (288,999)
                                                                                     --------------
    NET REALIZED LOSS                                                                    (1,312,107)
                                                                                     --------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                                              (3,077,347)
Futures contracts                                                                        (2,014,043)
                                                                                     --------------
    NET DEPRECIATION                                                                     (5,091,390)
                                                                                     --------------
    NET LOSS                                                                             (6,403,497)
                                                                                     --------------
NET INCREASE                                                                         $    5,061,460
                                                                                     ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                               FOR THE YEAR       FOR THE YEAR
                                                                                   ENDED              ENDED
                                                                              APRIL 30, 2005     APRIL 30, 2004
                                                                              ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                         $    11,464,957    $     9,161,533
Net realized loss                                                                  (1,312,107)          (590,555)
Net change in unrealized appreciation/depreciation                                 (5,091,390)        (3,241,210)
                                                                              ---------------    ---------------

    NET INCREASE                                                                    5,061,460          5,329,768

Dividends to shareholders from net investment income                              (16,474,040)       (19,730,822)

Net increase (decrease) from transactions in shares of beneficial interest       (120,871,693)        73,400,520
                                                                              ---------------    ---------------

    NET INCREASE (DECREASE)                                                      (132,284,273)        58,999,466

NET ASSETS:
Beginning of period                                                               488,408,646        429,409,180
                                                                              ---------------    ---------------
END OF PERIOD
(Including dividends in excess of net investment income of $3,499,479 and
$4,536,830, respectively)                                                     $   356,124,373    $   488,408,646
                                                                              ===============    ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2005

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Limited Duration Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on October 22, 1993 and commenced operations on January 10, 1994.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS
Effective November 1, 2004, pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.52% of the portion of the daily net assets not exceeding $1 billion; 0.47% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion and 0.42% of the portion of daily net assets exceeding $2 billion.

Effective November 1, 2004, pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.60% of the portion of the daily net assets not exceeding $1 billion; 0.55% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion and 0.50% of the portion of daily net assets exceeding $2 billion.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the year ended April 30, 2005 were $353,175,544, and $521,245,740, respectively. Included in the aforementioned are purchases and sales/prepayments of U.S. Government securities of $273,470,195 and $423,312,043, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator, is the Fund's transfer agent. At April 30, 2005, the Fund had transfer agent fees and expenses payable of approximately $5,200.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

4. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                              FOR THE YEAR                   FOR THE YEAR
                                                 ENDED                           ENDED
                                             APRIL 30, 2005                 APRIL 30, 2004
                                      ----------------------------   ----------------------------
                                        SHARES          AMOUNT         SHARES          AMOUNT
                                      -----------   --------------   -----------   --------------
Sold                                   13,944,535   $  129,742,246    48,705,797   $  466,638,947
Reinvestment of dividends               1,321,375       12,255,388     1,560,045       14,878,957
                                      -----------   --------------   -----------   --------------
                                       15,265,910      141,997,634    50,265,842      481,517,904
Redeemed                              (28,350,418)    (262,869,327)  (42,728,082)    (408,117,384)
                                      -----------   --------------   -----------   --------------
Net increase (decrease)               (13,084,508)  $ (120,871,693)    7,537,760   $   73,400,520
                                      ===========   ==============   ===========   ==============

5. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                            FOR THE YEAR     FOR THE YEAR
                                               ENDED            ENDED
                                           APRIL 30, 2005   APRIL 30, 2004
                                           --------------   --------------
Ordinary income                            $   16,513,968   $   19,690,002
                                           ==============   ==============

As of April 30, 2005, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income              $      103,552
Undistributed long-term gains                          --
                                           --------------
Net accumulated earnings                          103,552
Capital loss carryforward*                    (19,274,017)
Post-October losses                            (1,742,346)
Temporary differences                             (70,274)
Net unrealized depreciation                    (6,676,851)
                                           --------------
Total accumulated losses                   $  (27,659,936)
                                           ==============

*As of April 30, 2005, the Fund had a net capital loss carryforward of $19,274,017 of which $1,656,930 will expire on April 30, 2006, $20,504 will expire on April 30, 2007, $51,242 will expire on April 30, 2008, $2,035,052 will expire on April 30, 2009, $1,582,163 will expire on April 30, 2011, $2,183,130 will expire on April 30, 2012 and $11,744,996 will expire on April 30, 2013 to offset future capital gains to the extent provided by regulations.

As of April 30, 2005, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), and book amortization of premiums on debt securities and permanent book/tax differences attributable to losses on paydowns, tax adjustments on debt securities sold by the Fund and an expired capital loss carryforward. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $151,743, accumulated net realized loss was charged $5,894,691 and dividends in excess of net investment income was credited $6,046,434.

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
To hedge against adverse interest rate and market risks on portfolio positions or anticipated positions in U.S. Government securities, the Fund may enter into interest rate futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risk may also arise upon entering into contracts from the potential inability of counterparts to meet the terms of their contacts.

7. EXPENSE OFFSET
The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

8. LEGAL MATTERS
The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY LIMITED DURATION FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                  FOR THE YEAR ENDED APRIL 30,
                                           --------------------------------------------------------------------------
                                              2005            2004            2003            2002            2001
                                           ----------      ----------      ----------      ----------      ----------
SELECTED PER SHARE DATA:
Net asset value, beginning of period       $     9.41      $     9.68      $     9.59      $     9.44      $     9.20
                                           ----------      ----------      ----------      ----------      ----------
Income (loss) from investment
 operations:
  Net investment income                          0.19            0.17            0.24            0.41            0.55
  Net realized and unrealized gain
   (loss)                                       (0.08)          (0.07)           0.13            0.19            0.24
                                           ----------      ----------      ----------      ----------      ----------
Total income from investment
 operations                                      0.11            0.10            0.37            0.60            0.79
                                           ----------      ----------      ----------      ----------      ----------
Less dividends from net investment
 income                                         (0.35)          (0.37)          (0.28)          (0.45)          (0.55)
                                           ----------      ----------      ----------      ----------      ----------
Net asset value, end of period             $     9.17      $     9.41      $     9.68      $     9.59      $     9.44
                                           ==========      ==========      ==========      ==========      ==========
TOTAL RETURN+                                    1.20%           0.99%           3.93%           6.50%           8.82%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                         0.76%(1)        0.85%(1)        0.84%(2)        0.80%(2)        0.80%(2)
Net investment income                            2.63%           1.75%           1.90%           3.94%           5.87%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands    $  356,124      $  488,409      $  429,409      $  166,631      $  109,917
Portfolio turnover rate                            82%            240%            217%            327%            133%

----------
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.
(2) IF THE FUND HAD BORNE ALL EXPENSES THAT WERE ASSUMED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                    EXPENSE       NET INVESTMENT
                            PERIOD ENDED             RATIO         INCOME RATIO
                           --------------           -------       --------------
                           APRIL 30, 2003            0.87%            1.86%
                           APRIL 30, 2002            0.92%            3.82%
                           APRIL 30, 2001            0.92%            5.75%

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY LIMITED DURATION FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF
TRUSTEES OF MORGAN STANLEY LIMITED DURATION FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Limited Duration Fund (the "Fund"), including the portfolio of investments, as of April 30, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Limited Duration Fund as of April 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
JUNE 17, 2005

MORGAN STANLEY LIMITED DURATION FUND
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                                   NUMBER OF
                                                                                                  PORTFOLIOS
                                                          TERM OF                                   IN FUND
                                          POSITION(S)    OFFICE AND                                 COMPLEX
        NAME, AGE AND ADDRESS OF           HELD WITH     LENGTH OF     PRINCIPAL OCCUPATION(S)     OVERSEEN     OTHER DIRECTORSHIPS
          INDEPENDENT TRUSTEE              REGISTRANT   TIME SERVED*    DURING PAST 5 YEARS**    BY TRUSTEE***    HELD BY TRUSTEE
----------------------------------------  ------------  ------------  -------------------------  -------------  --------------------
Michael Bozic (64)                        Trustee       Since         Private Investor;          197            Director of various
c/o Kramer Levin Naftalis & Frankel LLP                 April 1994    Director or Trustee of                    business
Counsel to the Independent Trustees                                   the Retail Funds (since                   organizations.
1177 Avenue of the Americas                                           April 1994) and the
New York, NY 10036                                                    Institutional Funds
                                                                      (since July 2003);
                                                                      formerly Vice Chairman of
                                                                      Kmart Corporation
                                                                      (December 1998-October
                                                                      2000), Chairman and Chief
                                                                      Executive Officer of
                                                                      Levitz Furniture
                                                                      Corporation (November
                                                                      1995-November 1998) and
                                                                      President and Chief
                                                                      Executive Officer of
                                                                      Hills Department Stores
                                                                      (May 1991-July 1995);
                                                                      formerly variously
                                                                      Chairman, Chief Executive
                                                                      Officer, President and
                                                                      Chief Operating Officer
                                                                      (1987-1991) of the Sears
                                                                      Merchandise Group of
                                                                      Sears, Roebuck & Co.

Edwin J. Garn (72)                        Trustee       Since         Consultant; Director or    197            Director of Franklin
1031 N. Chartwell Court                                 January 1993  Trustee of the Retail                     Covey (time
Salt Lake City, UT 84103                                              Funds (since January                      management systems),
                                                                      1993) and the                             BMW Bank of North
                                                                      Institutional Funds                       America, Inc.
                                                                      (since July 2003); member                 (industrial loan
                                                                      of the Utah Regional                      corporation), Escrow
                                                                      Advisory Board of Pacific                 Bank USA (industrial
                                                                      Corp.; formerly Managing                  loan corporation),
                                                                      Director of Summit                        United Space
                                                                      Ventures LLC (2000-2004);                 Alliance (joint
                                                                      United States Senator                     venture between
                                                                      (R-Utah) (1974-1992) and                  Lockheed Martin and
                                                                      Chairman, Senate Banking                  the Boeing Company)
                                                                      Committee (1980-1986),                    and Nuskin Asia
                                                                      Mayor of Salt Lake City,                  Pacific (multilevel
                                                                      Utah (1971-1974),                         marketing); member
                                                                      Astronaut, Space Shuttle                  of the board of
                                                                      Discovery (April 12-19,                   various civic and
                                                                      1985), and Vice Chairman,                 charitable
                                                                      Huntsman Corporation                      organizations.
                                                                      (chemical company).

Wayne E. Hedien (71)                      Trustee       Since         Retired; Director or       197            Director of The PMI
c/o Kramer Levin Naftalis & Frankel LLP                 September     Trustee of the Retail                     Group Inc. (private
Counsel to the Independent Trustees                     1997          Funds (since September                    mortgage insurance);
1177 Avenue of the Americas                                           1997) and the                             Trustee and Vice
New York, NY 10036                                                    Institutional Funds                       Chairman of The
                                                                      (since July 2003);                        Field Museum of
                                                                      formerly associated with                  Natural History;
                                                                      the Allstate Companies                    director of various
                                                                      (1966-1994), most                         other business and
                                                                      recently as Chairman of                   charitable
                                                                      The Allstate Corporation                  organizations.
                                                                      (March 1993-December
                                                                      1994) and Chairman and
                                                                      Chief Executive Officer
                                                                      of its wholly-owned
                                                                      subsidiary, Allstate
                                                                      Insurance Company (July
                                                                      1989-December 1994).

                                                                                                   NUMBER OF
                                                                                                  PORTFOLIOS
                                                          TERM OF                                   IN FUND
                                          POSITION(S)    OFFICE AND                                 COMPLEX
        NAME, AGE AND ADDRESS OF           HELD WITH     LENGTH OF     PRINCIPAL OCCUPATION(S)     OVERSEEN     OTHER DIRECTORSHIPS
          INDEPENDENT TRUSTEE              REGISTRANT   TIME SERVED*    DURING PAST 5 YEARS**    BY TRUSTEE***    HELD BY TRUSTEE
----------------------------------------  ------------  ------------  -------------------------  -------------  --------------------
Dr. Manuel H. Johnson (56)                Trustee       Since         Senior Partner, Johnson    197            Director of NVR,
c/o Johnson Smick Group, Inc.                           July 1991     Smick International,                      Inc. (home
888 16th Street, NW                                                   Inc., a consulting firm;                  construction);
Suite 740                                                             Chairman of the Audit                     Director of KFX
Washington, D.C. 20006                                                Committee and Director or                 Energy; Director of
                                                                      Trustee of the Retail                     RBS Greenwich
                                                                      Funds (since July 1991)                   Capital Holdings
                                                                      and the Institutional                     (financial holding
                                                                      Funds (since July 2003);                  company).
                                                                      Co-Chairman and a founder
                                                                      of the Group of Seven
                                                                      Council (G7C), an
                                                                      international economic
                                                                      commission; formerly Vice
                                                                      Chairman of the Board of
                                                                      Governors of the Federal
                                                                      Reserve System and
                                                                      Assistant Secretary of
                                                                      the U.S. Treasury.

Joseph J. Kearns (62)                     Trustee       Since         President, Kearns &        198            Director of Electro
c/o Kearns & Associates LLC                             July 2003     Associates LLC                            Rent Corporation
PMB754                                                                (investment consulting);                  (equipment leasing),
23852 Pacific Coast Highway                                           Deputy Chairman of the                    The Ford Family
Malibu, CA 90265                                                      Audit Committee and                       Foundation, and the
                                                                      Director or Trustee of                    UCLA Foundation.
                                                                      the Retail Funds (since
                                                                      July 2003) and the
                                                                      Institutional Funds
                                                                      (since August 1994);
                                                                      previously Chairman of
                                                                      the Audit Committee of
                                                                      the Institutional Funds
                                                                      (October 2001-July
                                                                      2003); formerly CFO of
                                                                      the J. Paul Getty Trust.

Michael E. Nugent (68)                    Trustee       Since         General Partner of         197            Director of various
c/o Triumph Capital, L.P.                               July 1991     Triumph Capital, L.P., a                  business
445 Park Avenue                                                       private investment                        organizations.
New York, NY 10022                                                    partnership; Chairman of
                                                                      the Insurance Committee
                                                                      and Director or Trustee
                                                                      of the Retail Funds
                                                                      (since July 1991) and the
                                                                      Institutional Funds
                                                                      (since July 2001);
                                                                      formerly Vice President,
                                                                      Bankers Trust Company and
                                                                      BT Capital Corporation
                                                                      (1984-1988).

Fergus Reid (72)                          Trustee       Since         Chairman of Lumelite       198            Trustee and Director
c/o Lumelite Plastics Corporation                       July 2003     Plastics Corporation;                     of certain
85 Charles Colman Blvd.                                               Chairman of the                           investment companies
Pawling, NY 12564                                                     Governance Committee and                  in the JPMorgan
                                                                      Director or Trustee of                    Funds complex
                                                                      the Retail Funds (since                   managed by J.P.
                                                                      July 2003) and the                        Morgan Investment
                                                                      Institutional Funds                       Management Inc.
                                                                      (since June 1992).

INTERESTED TRUSTEES:

                                                                                                   NUMBER OF
                                                                                                  PORTFOLIOS
                                                          TERM OF                                   IN FUND
                                          POSITION(S)    OFFICE AND                                 COMPLEX
        NAME, AGE AND ADDRESS OF           HELD WITH     LENGTH OF     PRINCIPAL OCCUPATION(S)     OVERSEEN     OTHER DIRECTORSHIPS
          INDEPENDENT TRUSTEE              REGISTRANT   TIME SERVED*    DURING PAST 5 YEARS**    BY TRUSTEE***    HELD BY TRUSTEE
----------------------------------------  ------------  ------------  -------------------------  -------------  --------------------
Charles A. Fiumefreddo (71)               Chairman of   Since         Chairman and Director or   197            None.
c/o Morgan Stanley Trust                  the Board     July 1991     Trustee of the Retail
Harborside Financial Center,              and Trustee                 Funds (since July 1991)
Plaza Two,                                                            and the Institutional
Jersey City, NJ 07311                                                 Funds (since July 2003);
                                                                      formerly Chief Executive
                                                                      Officer of the Retail
                                                                      Funds (until September
                                                                      2002).

James F. Higgins (57)                     Trustee       Since         Director or Trustee of     197            Director of AXA
c/o Morgan Stanley Trust                                June 2000     the Retail Funds (since                   Financial, Inc. and
Harborside Financial Center,                                          June 2000) and the                        The Equitable Life
Plaza Two,                                                            Institutional Funds                       Assurance Society of
Jersey City, NJ 07311                                                 (since July 2003); Senior                 the United States
                                                                      Advisor of Morgan Stanley                 (financial
                                                                      (since August 2000);                      services).
                                                                      Director of the
                                                                      Distributor and Dean
                                                                      Witter Realty Inc.;
                                                                      previously President and
                                                                      Chief Operating Officer
                                                                      of the Private Client
                                                                      Group of Morgan Stanley
                                                                      (May 1999-August 2000),
                                                                      and President and Chief
                                                                      Operating Officer of
                                                                      Individual Securities of
                                                                      Morgan Stanley (February
                                                                      1997-May 1999).

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS
    DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL
    OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                     TERM OF
                                  POSITION(S)      OFFICE AND
   NAME, AGE AND ADDRESS OF        HELD WITH        LENGTH OF
      EXECUTIVE OFFICER           REGISTRANT      TIME SERVED*        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------------  ---------------  ---------------  ------------------------------------------------------
Mitchell M. Merin (51)          President        Since May 1999   President and Chief Operating Officer of Morgan
1221 Avenue of the Americas                                       Stanley Investment Management Inc.; President,
New York, NY 10020                                                Director and Chief Executive Officer of the Investment
                                                                  Adviser and the Administrator; Chairman and Director
                                                                  of the Distributor; Chairman and Director of the
                                                                  Transfer Agent; Director of various Morgan Stanley
                                                                  subsidiaries; President of the Institutional Funds
                                                                  (since July 2003) and President of the Retail Funds
                                                                  (since May 1999); Trustee (since July 2003) and
                                                                  President (since December 2002) of the Van Kampen
                                                                  Closed-End Funds; Trustee (since May 1999) and
                                                                  President (since October 2002) of the Van Kampen
                                                                  Open-End Funds.

Ronald E. Robison (66)          Executive Vice   Since            Principal Executive Officer of Funds in the Fund
1221 Avenue of the Americas     President and    April 2003       Complex (since May 2003); Managing Director of Morgan
New York, NY 10020              Principal                         Stanley & Co. Incorporated, Morgan Stanley Investment
                                Executive                         Management Inc. and Morgan Stanley; Managing Director,
                                Officer                           Chief Administrative Officer and Director of the
                                                                  Investment Adviser and the Administrator; Director of
                                                                  the Transfer Agent; Managing Director and Director of
                                                                  the Distributor; Executive Vice President and
                                                                  Principal Executive Officer of the Institutional Funds
                                                                  (since July 2003) and the Retail Funds (since April
                                                                  2003); Director of Morgan Stanley SICAV (since May
                                                                  2004); previously, President and Director of the
                                                                  Institutional Funds (March 2001-July 2003) and Chief
                                                                  Global Operations Officer and Managing Director of
                                                                  Morgan Stanley Investment Management Inc.

Joseph J. McAlinden (62)        Vice President   Since July 1995  Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                                       Investment Adviser and Morgan Stanley Investment
New York, NY 10020                                                Management Inc.; Chief Investment Officer of the Van
                                                                  Kampen Funds; Vice President of the Institutional
                                                                  Funds (since July 2003) and the Retail Funds (since
                                                                  July 1995).

Barry Fink (50)                 Vice President   Since            General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas                      February 1997    (since December 2000) of Morgan Stanley Investment
New York, NY 10020                                                Management; Managing Director (since December 2000),
                                                                  Secretary (since February 1997) and Director (since
                                                                  July 1998) of the Investment Adviser and the
                                                                  Administrator; Vice President of the Retail Funds;
                                                                  Assistant Secretary of Morgan Stanley DW; Vice
                                                                  President of the Institutional Funds (since July
                                                                  2003); Managing Director, Secretary and Director of
                                                                  the Distributor; previously Secretary (February
                                                                  1997-July 2003) and General Counsel (February
                                                                  1997-April 2004) of the Retail Funds; Vice President
                                                                  and Assistant General Counsel of the Investment
                                                                  Adviser and the Administrator (February 1997-December
                                                                  2001).

Amy R. Doberman (43)            Vice President   Since July 2004  Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                                       Management; Managing Director of Morgan Stanley
New York, NY 10020                                                Investment Management Inc. and the Investment Adviser,
                                                                  Vice President of the Institutional and Retail Funds
                                                                  (since July 2004); Vice President of the Van Kampen
                                                                  Funds (since August 2004); previously, Managing
                                                                  Director and General Counsel - Americas, UBS Global
                                                                  Asset Management (July 2000 - July 2004) and General
                                                                  Counsel, Aeltus Investment Management, Inc. (January
                                                                  1997 - July 2000).

Carsten Otto (41)               Chief            Since October    Executive Director and U.S. Director of Compliance for
1221 Avenue of the Americas     Compliance       2004             Morgan Stanley Investment Management (since October
New York, NY 10020              Officer                           2004); Executive Director of the Investment Adviser
                                                                  and Morgan Stanley Investment Management Inc.;
                                                                  formerly Assistant Secretary and Assistant General
                                                                  Counsel of the Morgan Stanley Retail Funds.

                                                     TERM OF
                                  POSITION(S)      OFFICE AND
   NAME, AGE AND ADDRESS OF        HELD WITH        LENGTH OF
      EXECUTIVE OFFICER           REGISTRANT      TIME SERVED*        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------------  ---------------  ---------------  ------------------------------------------------------
Stefanie V. Chang (38)          Vice President   Since July 2003  Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                       Incorporated, Morgan Stanley Investment Management
New York, NY 10020                                                Inc. and the Investment Adviser; Vice President of the
                                                                  Institutional Funds (since December 1997) and the
                                                                  Retail Funds (since July 2003); formerly practiced law
                                                                  with the New York law firm of Rogers & Wells (now
                                                                  Clifford Chance US LLP).

Francis J. Smith (39)           Treasurer and    Treasurer since  Executive Director of the Investment Adviser and the
c/o Morgan Stanley Trust        Chief Financial  July 2003 and    Administration (since December 2001); previously, Vice
Harborside Financial Center,    Officer          Chief Financial  President of the Retail Funds (September 2002-July
Plaza Two,                                       Officer since    2003); Vice President of the Investment Adviser and
Jersey City, NJ 07311                            September 2002   the Administrator (August 2000-November 2001) and
                                                                  Senior Manager at PricewaterhouseCoopers LLP (January
                                                                  1998-August 2000).

Thomas F. Caloia (59)           Vice President   Since July 2003  Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                                          Treasurer of the Investment Adviser, the Distributor
Harborside Financial Center,                                      and the Administrator; previously Treasurer of the
Plaza Two,                                                        Retail Funds (April 1989-July 2003); formerly First
Jersey City, NJ 07311                                             Vice President of the Investment Adviser, the
                                                                  Distributor and the Administrator.

Mary E. Mullin (38)             Secretary        Since July 2003  Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                       Incorporated, Morgan Stanley Investment Management
New York, NY 10020                                                Inc. and the Investment Adviser; Secretary of the
                                                                  Institutional Funds (since June 1999) and the Retail
                                                                  Funds (since July 2003); formerly practiced law with
                                                                  the New York law firms of McDermott, Will & Emery and
                                                                  Skadden, Arps, Slate, Meagher & Flom LLP.

----------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER
   FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

                       2005 FEDERAL TAX NOTICE (UNAUDITED)

Of the Fund's ordinary dividends paid during the fiscal year ended April 30, 2005, 3.60% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

37880RPT RA05-00451P-Y04/05

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS

                                                                  MORGAN STANLEY
                                                           LIMITED DURATION FUND

                                                                   ANNUAL REPORT
                                                                  APRIL 30, 2005

[MORGAN STANLEY LOGO]

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)     No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

(d)     Not applicable.

(e)     Not applicable.

(f)

        (1)     The Fund's Code of Ethics is attached hereto as Exhibit A.

        (2)     Not applicable.

        (3)     Not applicable.


Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

         2005

                                         REGISTRANT          COVERED ENTITIES(1)
          AUDIT FEES                     $      33,458                       N/A

          NON-AUDIT FEES
               AUDIT-RELATED FEES        $         452 (2)   $         3,215,745 (2)
               TAX FEES                  $       7,495 (3)   $            24,000 (4)
               ALL OTHER FEES            $           -       $                 -
          TOTAL NON-AUDIT FEES           $       7,947       $         3,239,745

          TOTAL                          $      41,405       $         3,239,745

         2004

                                         REGISTRANT          COVERED ENTITIES(1)
          AUDIT FEES                     $      32,170                       N/A

          NON-AUDIT FEES
               AUDIT-RELATED FEES        $         684 (2)   $         3,364,576 (2)
               TAX FEES                  $       5,888 (3)   $           652,431 (4)
               ALL OTHER FEES            $           -       $                 - (5)
          TOTAL NON-AUDIT FEES           $       6,572       $         4,017,007

          TOTAL                          $      38,742       $         4,017,007

        N/A- Not applicable, as not required by Item 4.

        (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
        (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
        (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
        (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
        (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

  1.  STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

  2.  DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

  3.  AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

  4.  AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

  5.  TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

  6.  ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

  7.  PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

  8.  PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

  9.  ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

  10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

      MORGAN STANLEY RETAIL FUNDS
      Morgan Stanley Investment Advisors Inc.
      Morgan Stanley & Co. Incorporated
      Morgan Stanley DW Inc.
      Morgan Stanley Investment Management Inc.
      Morgan Stanley Investment Management Limited
      Morgan Stanley Investment Management Private Limited
      Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
      Van Kampen Asset Management
      Morgan Stanley Services Company, Inc.
      Morgan Stanley Distributors Inc.
      Morgan Stanley Trust FSB

      MORGAN STANLEY INSTITUTIONAL FUNDS
      Morgan Stanley Investment Management Inc.
      Morgan Stanley Investment Advisors Inc.
      Morgan Stanley Investment Management Limited
      Morgan Stanley Investment Management Private Limited
      Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
      Morgan Stanley & Co. Incorporated
      Morgan Stanley Distribution, Inc.
      Morgan Stanley AIP GP LP
      Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)     Not applicable.

(g)     See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Duration Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 16, 2005

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 16, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 16, 2005